Warrants from Public Offering (Details)						1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 13, 2018 $ / shares shares	Feb. 21, 2017 CHF (SFr) SFr / shares shares	Feb. 21, 2017 USD ($) shares	May 20, 2015 CHF (SFr) shares	May 20, 2015 USD ($) shares	Nov. 15, 2018 USD ($) shares	Sep. 30, 2018 CHF (SFr)	Sep. 30, 2017 CHF (SFr)	Sep. 30, 2018 CHF (SFr)	Sep. 30, 2017 CHF (SFr)	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2016 CHF (SFr) SFr / shares shares	Dec. 31, 2015 CHF (SFr)	Jan. 23, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)											48,373,890	48,373,890	34,329,704		300,000
Nominal value (in CHF per share) | SFr / shares											SFr 0.40	SFr 0.40
Share issue related cost | SFr													SFr 1,862	SFr 211,142
Transaction costs recognized in equity | SFr									SFr 1,084,109	SFr 397,685		SFr 521,515		643,796
Transaction costs recognized in profit or loss | SFr							SFr 108,809		SFr 520,125	SFr 506,234		SFr 1,026,766
Warrants issued (in shares)		7,945,000	7,945,000
Exercise price (in USD per share) | SFr / shares		SFr 1.2
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)											48,373,890	48,373,890	34,329,704
Nominal value (in CHF per share) | SFr / shares											SFr 0.40	SFr 0.40	SFr 0.40
Public offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				5,275,000	5,275,000
Conversion ratio		0.70	0.70
Net proceeds after underwriting discounts		SFr 9,100,000	$ 9,100,000
Share issue related cost | SFr		903,919
Transaction costs recognized in equity | SFr		397,685
Transaction costs recognized in profit or loss | SFr		SFr 506,234
Period of option to purchase additional common shares and/or additional warrants		30 days	30 days
Gross proceeds		SFr 9,998,305	$ 10,000,000	SFr 21,700,000	$ 23,600,000
Public offering | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		10,000,000
Nominal value (in CHF per share) | SFr / shares		SFr 0.40
Additional equity available for purchase (up to) (in shares)		1,500,000	1,500,000
Gross proceeds | SFr		SFr 4,906,488
Public offering | Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		10,000,000
Additional equity available for purchase (up to) (in shares)		1,500,000	1,500,000
Additional warrants purchased (in shares)		1,350,000	1,350,000
Gross proceeds | SFr		SFr 5,091,817
Merger
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						750,000
Net proceeds after underwriting discounts | $						$ 488,075
Merger | February 2017 Offering | Warrants
Disclosure of classes of share capital [line items]
Exercise price (in USD per share) | $ / shares	$ 12.00
Number of common shares exercisable through warrants, up to	794,500
At fair value [Member]
Disclosure of classes of share capital [line items]
Warrants outstanding | SFr											SFr 1,813,413	SFr 1,813,413
Decrease in fair value of warrants | SFr											SFr 3,278,404